Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ASSET MANAGEMENT FUND
Entity Central Index Key	0000705318
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000189198
Shareholder Report [Line Items]
Fund Name	AAMA Equity Fund
Trading Symbol	AMFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AAMA Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502
Additional Information Phone Number	(800) 701-9502
Additional Information Website	https://www.aamafunds.com/prospectuses-and-reports.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Equity Fund	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The AAMA Equity Fund returned 12.66% for the twelve months ended June 30, 2025. This may be compared to the S&P 500® Index return of 15.16% and the S&P 500® Equal Weight Index return of 12.73%. The S&P MidCap 400® and SmallCap 600® indices returned 7.52% and 4.60%, respectively.

The difference between the capitalization weighted and equal weighted indices is continued evidence of the concentration of the equity market. The largest 10 companies (by capitalization) now represent approximately 38% of the market value of the index. Historically ranging between 17% and 25%, the prior top-ten concentration peak was 27% during the top of the technology stock bubble in 2000. It is important to note that while valuations are stretched across the market leaders, today’s large-cap technology companies have more stable earnings compared to 23 years ago.

Relative to the Equal Weight S&P 500® Index, the AAMA Equity Fund equity holdings experienced a 1.87% active return contribution over the last twelve months and 13.71% over the last three years. Sector allocations have impacted the active return modestly (-1.78% for 1 year and +1.53% over three years). Stock selection boosted active returns by 3.64% for 1 year and 12.19% over three years. The Fund has been over-weight technology and communications companies and under-weight financial companies. The AAMA Equity Fund continues to maintain a portfolio of high-quality large cap companies. One key measure of quality is the Debt to EBITDA ratio. Excluding Utility and Financial companies, the Fund’s holdings average 1.84 times leverage, which is less than half of the 4.04 leverage for a universe of 790 large companies.

We appreciate your investment in our Fund and encourage you to continue to work with your Financial Advisor in allocating your portfolio to achieve your long-term investment goals and objectives.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	AAMA Equity Fund	S&P 500® Equal Weight Index	S&P 500® Index
Jun-2017	$10,000	$10,000	$10,000
Jun-2018	$11,285	$11,198	$11,437
Jun-2019	$12,058	$12,114	$12,629
Jun-2020	$12,469	$11,721	$13,577
Jun-2021	$16,664	$17,664	$19,115
Jun-2022	$15,232	$16,007	$17,086
Jun-2023	$17,277	$18,210	$20,434
Jun-2024	$20,109	$20,357	$25,452
Jun-2025	$22,655	$22,949	$29,311

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (June 30, 2017)
AAMA Equity Fund	12.66%	12.69%	10.76%
S&P 500® Equal Weight Index	12.73%	14.38%	10.94%
S&P 500® Index	15.16%	16.64%	14.39%

Performance Inception Date	Jun. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 387,960,532
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,915,041
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$387,960,532 Number of Portfolio Holdings40 Advisory Fee $3,915,041 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	66.2%
Exchange-Traded Funds	23.6%
Money Market Funds	2.5%
U.S. Treasury Obligations	7.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	2.5%
Utilities	2.7%
Materials	2.8%
Health Care	3.0%
Energy	4.3%
Financials	4.4%
Consumer Discretionary	4.7%
Consumer Staples	6.4%
U.S. Treasury Obligations	7.7%
Communications	8.9%
Industrials	9.8%
Technology	19.1%
Exchange-Traded Funds	23.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	12.5%
iShares Core S&P 500 ETF	11.1%
U.S. Treasury Bills, 4.235%, due 07/15/25	3.9%
U.S. Treasury Bills, 4.289%, due 07/29/25	3.8%
Visa, Inc. - Class A	3.4%
T-Mobile US, Inc.	3.4%
Alphabet, Inc. - Class A	3.1%
Amazon.com, Inc.	3.0%
JPMorgan Chase & Company	2.8%
Freeport-McMoRan, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000189199
Shareholder Report [Line Items]
Fund Name	AAMA Income Fund
Trading Symbol	AMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AAMA Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502
Additional Information Phone Number	(800) 701-9502
Additional Information Website	https://www.aamafunds.com/prospectuses-and-reports.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Income Fund	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	AAMA Income Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2017	$10,000	$10,000	$10,000
Jun-2018	$9,966	$9,980	$9,960
Jun-2019	$10,262	$10,513	$10,744
Jun-2020	$10,587	$11,084	$11,683
Jun-2021	$10,502	$11,128	$11,644
Jun-2022	$9,917	$10,549	$10,446
Jun-2023	$9,888	$10,570	$10,348
Jun-2024	$10,258	$11,062	$10,620
Jun-2025	$10,709	$11,772	$11,265

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 30, 2017)
AAMA Income Fund	4.39%	0.23%	0.86%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	2.06%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jun. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 128,709,706
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 862,820
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$128,709,706 Number of Portfolio Holdings14 Advisory Fee (net of waivers)$862,820 Portfolio Turnover31%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	4.1%
Municipal Bonds	1.0%
U.S. Government Agencies	20.6%
U.S. Treasury Obligations	74.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Municipal Bonds	1.0%
Money Market Funds	4.1%
U.S. Government Agencies	20.6%
U.S. Treasury Obligations	74.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bills, 4.325%, due 08/21/25	15.4%
U.S. Treasury Bills, 4.254%, due 07/22/25	13.2%
U.S. Treasury Notes, 4.625%, due 11/15/26	11.8%
U.S. Treasury Bills, 4.336%, due 09/4/25	11.6%
Federal National Mortgage Association, 2.125%, due 04/24/26	8.8%
U.S. Treasury Notes, 0.500%, due 04/30/27	7.3%
U.S. Treasury Notes, 1.125%, due 02/29/28	7.3%
Federal National Mortgage Association, 0.750%, due 10/8/27	4.3%
U.S. Treasury Notes, 3.750%, due 05/31/30	3.9%
Federal Home Loan Bank, 1.750%, due 09/12/25	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000041028
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Class AMF
Trading Symbol	IICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780
Additional Information Phone Number	1-800-247-9780
Additional Information Website	https://www.amffunds.com/html/materials.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Equity Fund - Class AMF	$172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the twelve months ended June 30, 2025, the Large Cap Equity Fund Class AMF Shares returned 9.61% while the S&P 500® Index (Total Return) generated 15.16%. The Morningstar Large Blend category average returned 13.30%. According to Morningstar, this places the Fund in the 85% percentile of  Large Cap Blend stock funds for the past year. For the three-and-five year periods ended June 30,2025, the Fund ranked in the 69th percentile and the 56th percentile, respectively, of the Morninstar Large Blend Category.

For the twelve months ended June 30, 2025, value and low volatility stocks underperformed the benchmark while momentum and growth outperformed. Since the Fund is oriented to value and higher than average dividend yield, this primarily caused the underperformance vs the benchmark.

The Fund’s investment adviser, System Two Advisors, continues to prefer companies with low share prices relative to cash flow and sales, and higher than average dividend yields. These are factors that we believe provide more stability and less volatility when markets underperform. In fact, the Fund continues to generate lower return volatility than the S&P 500® Index as well as the average fund in the Morningstar Large Blend category. The Fund’s investment adviser, System Two Advisors, relies on a blend of fundamental and quantitative analysis. We believe that the investment process of System Two Advisors provides an attractive risk-adjusted approach for our shareholders.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Large Cap Equity Fund - Class AMF	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,575	$10,399
Jun-2017	$12,499	$12,260
Jun-2018	$13,874	$14,023
Jun-2019	$14,940	$15,483
Jun-2020	$15,599	$16,645
Jun-2021	$21,154	$23,436
Jun-2022	$20,084	$20,948
Jun-2023	$24,132	$25,053
Jun-2024	$28,946	$31,204
Jun-2025	$31,729	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Large Cap Equity Fund - Class AMF	9.61%	15.26%	12.24%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,817,337
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 277,791
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$49,817,337 Number of Portfolio Holdings50 Advisory Fee (net of waivers)$277,791 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Materials	1.6%
Utilities	1.6%
Real Estate	2.0%
Energy	3.8%
Consumer Staples	5.4%
Industrials	7.5%
Communication Services	8.4%
Health Care	9.5%
Consumer Discretionary	9.7%
Financials	15.0%
Information Technology	32.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	4.6%
NVIDIA Corporation	4.4%
Microsoft Corporation	4.3%
Costco Wholesale Corporation	4.0%
Mastercard, Inc. - Class A	3.9%
Alphabet, Inc. - Class A	3.9%
HCA Healthcare, Inc.	3.8%
Progressive Corporation (The)	3.7%
Cummins, Inc.	3.3%
CSX Corporation	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000072278
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Class H
Trading Symbol	IICHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780
Additional Information Phone Number	1-800-247-9780
Additional Information Website	https://www.amffunds.com/html/materials.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Equity Fund - Class H	$162	1.54%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the twelve months ended June 30, 2025, the Large Cap Equity Fund Class H Shares returned 9.68% while the S&P 500® Index (Total Return) generated 15.16%. The Morningstar Large Blend category average returned 13.30%. According to Morningstar, this places the Fund in the 85% percentile of Large Cap Blend stock funds for the past year. For the three-and-five year periods ended June 30, 2025, the Fund ranked in the 69th percentile and the 56th percentile, respectively, of the Morningstar Large Blend Category.

For the twelve months ended June 30, 2025, value and low volatility stocks underperformed the benchmark while momentum and growth outperformed. Since the Fund is oriented to value and higher than average dividend yield, this primarily caused the underperformance vs the benchmark.

The Fund’s investment adviser, System Two Advisors, continues to prefer companies with low share prices relative to cash flow and sales, and higher than average dividend yields. These are factors that we believe provide more stability and less volatility when markets underperform. In fact, the Fund continues to generate lower return volatility than the S&P 500® Index as well as the average fund in the Morningstar Large Blend category. The Fund’s investment adviser, System Two Advisors, relies on a blend of fundamental and quantitative analysis. We believe that the investment process of System Two Advisors provides an attractive risk-adjusted approach for our shareholders.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Large Cap Equity Fund - Class H	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,592	$10,399
Jun-2017	$12,543	$12,260
Jun-2018	$13,948	$14,023
Jun-2019	$15,054	$15,483
Jun-2020	$15,741	$16,645
Jun-2021	$21,386	$23,436
Jun-2022	$20,348	$20,948
Jun-2023	$24,515	$25,053
Jun-2024	$29,475	$31,204
Jun-2025	$32,329	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Large Cap Equity Fund - Class H	9.68%	15.48%	12.45%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,817,337
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 277,791
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$49,817,337 Number of Portfolio Holdings50 Advisory Fee (net of waivers)$277,791 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Materials	1.6%
Utilities	1.6%
Real Estate	2.0%
Energy	3.8%
Consumer Staples	5.4%
Industrials	7.5%
Communication Services	8.4%
Health Care	9.5%
Consumer Discretionary	9.7%
Financials	15.0%
Information Technology	32.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	4.6%
NVIDIA Corporation	4.4%
Microsoft Corporation	4.3%
Costco Wholesale Corporation	4.0%
Mastercard, Inc. - Class A	3.9%
Alphabet, Inc. - Class A	3.9%
HCA Healthcare, Inc.	3.8%
Progressive Corporation (The)	3.7%
Cummins, Inc.	3.3%
CSX Corporation	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.